INCOME TAX (CREDIT) CHARGE - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Average effective tax rate	(9.00%)	9.00%	(67.00%)	11.00%
Income tax paid			$ 8,001	$ 1,440